8. STOCK OPTIONS AND WARRANTS: Share-Based Payment Arrangement, Option, Activity (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Share-Based Payment Arrangement, Option, Activity

Stock option transactions and the number of stock options for the year ended September 30, 2022 are summarized as follows:

Expiry date	Exercise price	September 30, 2021	Granted	Exercised	Expired / cancelled	September 30, 2022
March 14, 2023	$ 0.10	840,000	-	-	-	840,000
July 30, 2024	$ 0.10	1,725,000	-	-	-	1,725,000
October 15, 2025	$ 0.14	2,005,000	-	-	-	2,005,000
January 18, 2027	$ 0.10	-	5,800,000	-	-	5,800,000
March 17, 2027	$ 0.10	-	500,000	-	-	500,000
Options outstanding		4,570,000	6,300,000	-	-	10,870,000
Options exercisable		4,570,000	6,300,000	-	-	10,870,000
Weighted average exercise price		$0.12	$0.10	$Nil	$Nil	$0.11

As at September 30, 2022, the weighted average contractual remaining life of options is 3.39 years (September 30, 2021 – 3.11 years; September 30, 2020 – 2.55 years). The weighted average fair value of stock options granted during the year ended September 30, 2022 was $0.06 (2021 - $0.10; 2020 - $ Nil).

Stock option transactions and the number of stock options for the year ended September 30, 2021 are summarized as follows:

Expiry date	Exercise price	September 30, 2020	Granted	Exercised	Expired / cancelled	September 30, 2021
April 29, 2021	$ 0.25	100,000	-	-	(100,000)	-
September 30, 2021	$ 0.15	1,245,000	-	-	(1,245,000)	-
March 14, 2023	$ 0.10	840,000	-	-	-	840,000
July 30, 2024	$ 0.10	1,725,000	-	-	-	1,725,000
October 15, 2025	$ 0.14	-	2,005,000	-	-	2,005,000
Options outstanding		3,910,000	2,005,000	-	(1,345,000)	4,570,000
Options exercisable		3,910,000			(1,345,000)	4,570,000
Weighted average exercise price		$0.12	$0.14	$Nil	$0.16	$0.12

Stock option transactions and the number of stock options for the year ended September 30, 2020 are summarized as follows:

Expiry date	Exercise price	September 30, 2019	Granted	Exercised	Expired / cancelled	September 30, 2020
April 29, 2020	$ 0.25	1,264,500	-	-	(1,264,500)	-
April 29, 2021	$ 0.25	100,000	-	-	-	100,000
September 30, 2021	$ 0.15	1,270,000	-	-	(25,000)	1,245,000
March 14, 2023	$ 0.10	850,000	-	-	(10,000)	840,000
July 30, 2024	$ 0.10	2,015,000	-	(250,000)	(40,000)	1,725,000
Options outstanding		5,499,500	-	(250,000)	(1,339,500)	3,910,000
Options exercisable		5,499,500	-	(250,000)	(1,339,500)	3,910,000
Weighted average exercise price		$0.15	$Nil	$0.10	$0.24	$0.12